UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                               The Cambiar Funds
                            Cambiar Opportunity Fund
                       Cambiar International Equity Fund
                                P.O. Box 219009
                             Kansas City, MO 64121
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-777-8227

                    DATE OF FISCAL YEAR END: APRIL 30, 2005

                    DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.2%
--------------------------------------------------------------------------------
                                                       SHARES         VALUE
                                                     ----------    ------------
AEROSPACE & DEFENSE -- 1.0%
    Raytheon......................................     34,500      $  1,157,475
                                                                   ------------
BANKING -- 7.1%
    Bank of America...............................     26,000         2,210,260
    ING Groep ADR ................................    163,318         3,774,279
    US Bancorp....................................     86,000         2,433,800
                                                                   -------------
                                                                      8,418,339
                                                                   -------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.8%
    Viacom, Cl B..................................    100,000         3,359,000
                                                                   ------------
CHEMICALS -- 2.2%
    Air Products & Chemicals......................     50,000         2,587,500
                                                                   ------------
COMPUTER SOFTWARE -- 6.8%
    BMC Software*.................................    225,000         3,528,000
    Microsoft.....................................    160,000         4,553,600
                                                                   ------------
                                                                      8,081,600
                                                                   ------------
ENTERTAINMENT -- 3.5%
    Carnival......................................     40,000         1,864,400
    Walt Disney...................................    100,000         2,309,000
                                                                   ------------
                                                                      4,173,400
                                                                   ------------
FINANCIAL SERVICES -- 1.5%
    Goldman Sachs Group...........................     20,400         1,799,076
                                                                   ------------
FOOD, BEVERAGE & TOBACCO -- 7.0%
    Altria Group..................................    120,000         5,712,000
    Sara Lee......................................     45,000           988,200
    Smithfield Foods*.............................     60,000         1,700,400
                                                                   ------------
                                                                      8,400,600
                                                                   ------------
HEALTH CARE -- 1.9%
    Medco Health Solutions*.......................     77,000         2,333,100
                                                                   ------------
INSURANCE -- 15.6%
    ACE...........................................     84,000         3,409,560
    Allstate......................................     64,000         3,013,120
    Assured Guaranty Ltd.*........................    200,000         3,450,000
    Cigna.........................................     45,000         2,790,450
    Conseco*......................................    150,000         2,697,000
    St. Paul Travelers............................     87,000         3,225,090
                                                                   ------------
                                                                     18,585,220
                                                                   ------------
MACHINERY -- 1.3%
    Illinois Tool Works...........................     16,600         1,502,632
                                                                   ------------
MEDICAL PRODUCTS & SERVICES -- 7.6%
    AmerisourceBergen.............................     62,500         3,378,750
    Guidant.......................................     33,000         1,825,560
    HCA...........................................     76,500         2,956,725
    Humana*.......................................     49,000           887,390
                                                                   ------------
                                                                      9,048,425
                                                                   ------------
MOTORCYCLES, BICYCLES & PARTS -- 1.8%
    Harley-Davidson...............................     35,000         2,095,450
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES         VALUE
                                                     ----------    ------------
OFFICE FURNITURE & FIXTURES -- 2.1%
    Pitney Bowes..................................     60,000      $  2,532,000
                                                                   ------------
PACKAGING -- 2.2%
    Pactiv*.......................................    110,000         2,593,800
                                                                   ------------
PHARMACEUTICALS -- 10.7%
    Abbott Laboratories...........................    100,000         3,935,000
    GlaxoSmithKline ADR...........................     95,000         3,890,250
    Wyeth.........................................    140,000         4,956,000
                                                                   ------------
                                                                     12,781,250
                                                                   ------------
PROFESSIONAL SERVICES -- 2.2%
    Jacobs Engineering Group*.....................     65,000         2,598,700
                                                                   ------------
RETAIL -- 9.7%
    Brinker International*........................     72,500         2,596,225
    CVS...........................................     62,700         2,625,249
    Home Depot....................................     22,800           768,816
    Limited Brands................................    155,000         3,168,200
    Target........................................     55,000         2,398,000
                                                                   ------------
                                                                     11,556,490
                                                                   ------------
SEMI CONDUCTORS -- 0.2%
    Agere Systems, Cl B*..........................    233,100           263,403
                                                                   ------------
TELEPHONES & TELECOMMUNICATIONS -- 3.4%
    Sprint-FON Group..............................    215,000         4,016,200
                                                                   ------------
TOYS & GAMES -- 2.6%
    Mattel........................................    180,000         3,153,600
                                                                   ------------

    TOTAL COMMON STOCK
        (Cost $106,195,750).......................                  111,037,260
                                                                   ------------



SHORT-TERM INVESTMENTS -- 5.9%
    HighMark Diversified Money Market Fund........  4,743,478         4,743,478
    HighMark U.S. Government Money Market Fund....  2,282,701         2,282,701
                                                                   ------------

    TOTAL SHORT-TERM INVESTMENTS
        (Cost $7,026,179).........................                    7,026,179
                                                                   ------------

    TOTAL INVESTMENTS -- 99.1%
        (Cost $113,221,929)+......................                  118,063,439
                                                                   ------------

    OTHER ASSETS AND LIABILITIES, NET -- 0.9%.....                    1,079,303
                                                                   ------------

    NET ASSETS -- 100.0%..........................                 $119,142,742
                                                                   ============

       + AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $113,221,929, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,810,319 AND $3,968,809, RESPECTIVELY.
       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITARY RECEIPT
      CL CLASS
    LTD. LIMITED




FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-001-0100




THE ADVISORS' INNER CIRCLE FUND                                              CAMBIAR INTERNATIONAL
                                                                             EQUITY FUND
                                                                             JULY 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
FOREIGN COMMON STOCK -- 88.6%
                                                                          SHARES             VALUE
                                                                      --------------   ---------------
BELGIUM -- 2.6%
    Fortis..........................................................          30,000    $      654,106
                                                                                       ---------------
BERMUDA -- 5.8%
    ACE.............................................................          14,000           568,260
    Assured Guaranty Ltd.*..........................................          32,000           552,000
    Catlin Group Ltd.*..............................................          50,000           330,276
                                                                                       ---------------
                                                                                             1,450,536
                                                                                       ---------------
DENMARK -- 4.0%
    Carlsberg.......................................................          20,000         1,007,190
                                                                                       ---------------
FINLAND -- 1.1%
    Sampo...........................................................          30,000           282,808
                                                                                       ---------------
FRANCE -- 5.0%
    Renault.........................................................          10,000           789,189
    SOITEC*.........................................................          85,000           468,698
                                                                                       ---------------
                                                                                             1,257,887
                                                                                       ---------------
GERMANY -- 16.0%
    Celesio ........................................................          12,000           765,713
    Deutsche Boerse*................................................          20,000           974,718
    Henkel KGaA ....................................................          15,000         1,021,612
    MAN.............................................................          15,000           556,767
    Muenchener Rueckversicherungs...................................           7,000           672,358
                                                                                       ---------------
                                                                                             3,991,168
                                                                                       ---------------
HONG KONG -- 0.2%
    China Mobile Hong Kong Ltd......................................           4,000            58,080
                                                                                       ---------------
IRELAND -- 8.6%
    Bank of Ireland.................................................          60,000           779,919
    Depfa Bank......................................................          50,000           680,232
    Independent News & Media........................................         242,894           555,622
    Waterford Wedgwood..............................................         719,880           131,738
                                                                                       ---------------
                                                                                             2,147,511
                                                                                       ---------------
ITALY -- 1.9%
    Ducati Motor Holding*...........................................         360,000           476,331
                                                                                       ---------------
JAPAN -- 2.0%
    Honda Motor ADR*................................................          20,000           485,400
                                                                                       ---------------
NETHERLANDS -- 13.2%
    Aegon ..........................................................          45,535           516,367
    Buhrmann........................................................          86,442           802,394
    CSM.............................................................          20,000           461,835
    ING Groep ......................................................          35,981           835,197
    Wolters Kluwer..................................................          40,000           673,249
                                                                                       ---------------
                                                                                             3,289,042
                                                                                       ---------------
SOUTH KOREA -- 2.2%
    KT ADR..........................................................          30,000           533,700
                                                                                       ---------------
SWITZERLAND -- 8.0%
    Clariant*.......................................................          45,000           606,754



THE ADVISORS' INNER CIRCLE FUND                                              CAMBIAR INTERNATIONAL
                                                                             EQUITY FUND
                                                                             JULY 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- CONTINUED
                                                                          SHARES             VALUE
                                                                      --------------   ---------------
SWITZERLAND -- CONTINUED
    Novartis ADR ...................................................          17,000    $      759,220
    Swatch Group....................................................           5,000           637,042
                                                                                       ---------------
                                                                                             2,003,016
                                                                                       ---------------
TAIWAN -- 1.7%
    AU Optronics ADR................................................          35,000           411,250
                                                                                       ---------------
UNITED KINGDOM -- 16.3%
    BAE Systems.....................................................         156,569           608,574
    Boots Group.....................................................          50,000           621,000
    GlaxoSmithKline ADR.............................................          20,000           819,000
    ITV*............................................................             102               194
    ITV Convertible Shares*.........................................               9                 7
    Kingfisher......................................................         100,000           516,440
    Lloyds TSB Group................................................         112,859           846,054
    Misys...........................................................         200,000           667,371
                                                                                       ---------------
                                                                                             4,078,640
                                                                                       ---------------

    Total Foreign Common Stock
        (Cost $19,378,381)..........................................                        22,126,665
                                                                                       ---------------


SHORT-TERM INVESTMENT -- 15.8%
    Union Bank of California Money Market Fund......................       3,950,640         3,950,640
                                                                                       ---------------

    Total Short-Term Investment                                                              3,950,640
        (Cost $3,950,640)...........................................                   ---------------

    Total Investments-- 104.4%                                                              26,077,305
        (Cost $23,329,021)+.........................................                   ---------------

    OTHER ASSETS AND LIABILITIES, NET-- (4.4)%......................                       (1,099,908)
                                                                                       ---------------

    NET ASSETS-- 100.0%.............................................                    $   24,977,397
                                                                                       ===============

       + AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $23,329,021, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,712,366 AND $964,082, RESPECTIVELY.
       *  NON-INCOME PRODUCING SECURITY
     ADR  AMERICAN DEPOSITARY RECEIPT
    LTD.  LIMITED




FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-001-0100



THE ADVISORS' INNER CIRCLE FUND                                       CAMBIAR INTERNATIONAL
                                                                      EQUITY FUND
                                                                      JULY 31, 2004 (UNAUDITED)
-----------------------------------------------------------------------------------------------
 SECTOR DIVERSIFICATION                                       % of Net Assets   Market Value
 ----------------------------------------------------------------------------------------------
 FOREIGN COMMON STOCK

 Insurance                                                          14.3%     $    3,576,175
 Chemicals                                                           6.4           1,628,366
 Financial Services                                                  6.0           1,515,429
 Food, Beverage & Tobacco                                            5.9           1,469,025
 Automotive                                                          5.1           1,274,589
 Printing & Publishing                                               4.9           1,228,871
 Machinery                                                           4.7           1,165,341
 Securities Brokerage/Dealers                                        3.9             974,718
 Petroleum Exploration                                               3.4             846,054
 Drugs                                                               3.3             819,000
 Miscellaneous Manufacturing                                         3.2             802,394
 Mortgage Bankers and Brokers                                        3.1             779,919
 Medical Products & Services                                         3.1             765,713
 Wholesale                                                           3.0             759,220
 Computers & Services                                                2.7             667,371
 Gold                                                                2.6             637,042
 Retail                                                              2.5             621,000
 Miscellaneous Business Services                                     2.2             533,700
 Consumer Discretionary                                              2.0             516,440
 Motorcycles, Bicycles & Parts                                       1.9             476,331
 Semi Conductors                                                     1.9             468,698
 Semiconductors/Instruments                                          1.7             411,250
 Consumer Products                                                   0.6             131,738
 Telephones & Telecommunications                                     0.2              58,080
 Broadcasting, Newspapers & Advertising                              --                  201
-----------------------------------------------------------------------------------------------
 TOTAL FOREIGN COMMON STOCK                                          88.6         22,126,665
 SHORT-TERM INVESTMENT                                               15.8          3,950,640
-----------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS                                                  104.4         26,077,305
 OTHER ASSETS AND LIABILITIES, NET                                  (4.4)         (1,099,908)
-----------------------------------------------------------------------------------------------
 NET ASSETS                                                         100.0%    $   24,977,397
-----------------------------------------------------------------------------------------------

 AMOUNT DESIGNATED AS "--"ROUNDS TO 0%.



FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President


Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.